Fair Value of Financial Assets and Liabilities - Schedule of Determination of the Fair Value of Financial Instruments (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
ASSETS
Financial assets			$ 20,143,785	$ 20,143,785
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
ASSETS
Financial assets	$ 30,681,261	$ 26,793,396
LIABILITIES
Financial liabilities	29,396,701	25,147,418
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Deposits and other demand liabilities [member]
LIABILITIES
Financial liabilities	4,873,448	4,300,475
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Cash in process of being cleared [member]
LIABILITIES
Financial liabilities	164,573	247,165
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Obligations under repurchase agreements [member]
LIABILITIES
Financial liabilities	559,457	1,015,614
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Time deposits and other time liabilities [member]
LIABILITIES
Financial liabilities	11,620,187	10,121,111
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Financial derivative contracts [member]
LIABILITIES
Financial liabilities	2,938,034	1,112,806
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Interbank borrowings [member]
LIABILITIES
Financial liabilities	2,646,756	2,327,723
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Debt instruments issued [member]
LIABILITIES
Financial liabilities	6,408,356	6,010,124
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Lease obligations [member]
LIABILITIES
Financial liabilities	172,924
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Other financial obligations [Member]
LIABILITIES
Financial liabilities	12,966	12,400
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Cash and deposits in banks [member]
ASSETS
Financial assets	1,009,681	987,680
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Cash items in process of collection [member]
ASSETS
Financial assets	231,305	318,658
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member]
ASSETS
Financial assets	183,702	96,943
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Financial instruments at FVTOCI [member]
ASSETS
Financial assets	3,598,890	2,657,154
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Loans and receivables from banks, net [member]
ASSETS
Financial assets	22,254,697	20,714,370
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Financial Instruments at amortized cost [member]
ASSETS
Financial assets	115,658	198,923
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Investments under Agreements to Resell [Member]
ASSETS
Financial assets	75,975	109,467
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Financial derivative contracts [member]
ASSETS
Financial assets	3,154,957	1,368,957
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Interbank loans [member]
ASSETS
Financial assets	56,396	341,244
Recurring Fair Value Measurement [Member] | IFRS9 [member]
ASSETS
Financial assets	6,937,549	4,123,054
LIABILITIES
Financial liabilities	2,938,034	1,112,806
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member]
LIABILITIES
Financial liabilities	2,938,034	1,112,806
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member]
ASSETS
Financial assets	183,702	96,943
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member]
ASSETS
Financial assets	3,598,890	2,657,154
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member]
ASSETS
Financial assets	3,154,957	1,368,957
LIABILITIES
Financial liabilities	2,938,034	1,112,806
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member]
ASSETS
Financial assets	24,800,985	22,784,462
LIABILITIES
Financial liabilities	27,368,510	24,358,412
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Deposits and other demand liabilities [member]
LIABILITIES
Financial liabilities	4,873,448	4,300,475
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Cash in process of being cleared [member]
LIABILITIES
Financial liabilities	164,573	247,165
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Obligations under repurchase agreements [member]
LIABILITIES
Financial liabilities	559,457	1,015,614
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Time deposits and other time liabilities [member]
LIABILITIES
Financial liabilities	11,692,076	10,135,722
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Interbank borrowings [member]
LIABILITIES
Financial liabilities	2,646,176	2,335,509
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Debt instruments issued [member]
LIABILITIES
Financial liabilities	7,244,551	6,311,527
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Lease obligations [member]
LIABILITIES
Financial liabilities	175,263
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Other financial obligations [Member]
LIABILITIES
Financial liabilities	12,966	12,400
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Cash and deposits in banks [member]
ASSETS
Financial assets	1,009,681	987,680
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Cash items in process of collection [member]
ASSETS
Financial assets	231,305	318,658
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Loans and receivables from banks, net [member]
ASSETS
Financial assets	23,313,453	20,827,852
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Instruments at amortized cost [member]
ASSETS
Financial assets	114,175	199,561
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Investments under Agreements to Resell [Member]
ASSETS
Financial assets	75,975	109,467
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Interbank loans [member]
ASSETS
Financial assets	$ 56,396	$ 341,244